Convertible preferred shares and shareholders’ (deficit) equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Convertible preferred shares and shareholders’ deficit	Convertible preferred shares and shareholders’ (deficit) equity
Upon completion of the IPO, all 50,657,042 outstanding convertible preferred shares were automatically converted into an equivalent number of Ordinary Shares on a one-to-one basis and their carrying value of $135,810 was reclassified into shareholders’ equity. As of December 31, 2021, there were no convertible preferred shares issued and outstanding.
The Company’s authorized, issued and outstanding convertible Preferred Shares and Ordinary Shares capital as of December 31, 2020 and 2021 consisted of the following:

	December 31, 2020
	Number of Shares Authorized	Number of Shares Issued	Number of Shares Issued and Outstanding	Par Value	Carrying Value	Liquidation Preference
Ordinary Shares, NIS 0.01 par value	79,176,826	15,328,449	15,326,281	$42	$—	$—
Preferred A-1 Shares, NIS 0.01 par value	2,500,000	2,500,000	2,500,000	7	94	150
Preferred A-2 Shares, NIS 0.01 par value	5,051,000	5,051,000	5,051,000	13	364	545
Preferred A-3 Shares, NIS 0.01 par value	3,929,000	3,929,000	3,929,000	10	422	790
Preferred A-4 Shares, NIS 0.01 par value	6,599,000	6,599,000	6,599,000	17	1,815	2,722
Preferred A-5 Shares, NIS 0.01 par value	1,247,000	1,247,000	1,247,000	3	150	224
Preferred A-6 Shares, NIS 0.01 par value	465,000	465,000	465,000	1	93	140
Preferred A-7 Shares, NIS 0.01 par value	4,672,000	4,672,000	4,672,000	12	3,387	5,081
Preferred A-8 Shares, NIS 0.01 par value	5,267,000	5,267,000	5,267,000	14	7,990	11,985
Preferred A-9 Shares, NIS 0.01 par value	4,601,230	4,601,230	4,601,230	12	15,000	22,500
Preferred A-10 Shares, NIS 0.01 par value	3,151,596	3,151,596	3,151,596	8	20,000	30,000
Preferred B Shares, NIS 0.01 par value	8,303,888	8,303,888	8,303,888	24	46,710	62,346
Preferred C Shares, NIS 0.01 par value	6,090,506	4,870,328	4,870,328	15	39,785	66,000
Total Shares	131,054,046	65,985,491	65,983,323	$178	$135,810	$202,483

	December 31, 2021
	Number of Shares Authorized	Number of Shares Issued	Number of Shares Issued and Outstanding	Par Value	Carrying Value	Liquidation Preference
Ordinary Shares, NIS 0.01 par value	500,000,000	74,847,609	74,845,441	$205	$—	$—
Total Shares	500,000,000	74,847,609	74,845,441	$205	$—	$—

Voting rights
The Ordinary Shares carry voting rights equal to one vote per share.
Dividends
Any dividends that are declared and distributed are payable to the shareholders in proportion to the number of shares then held by them.
Under Israeli law, a company may declare dividends only out of retained earnings or earnings over the two most recent fiscal years, whichever is higher, provided that the company reasonably believes that the dividend will not render it unable to meet its current or foreseeable obligations when due.
Increase in authorized capital
In October 2020, the Company approved an increase in its authorized Ordinary Share capital of 7,866,574 shares.
In April 2021, the Company approved an increase in its authorized Ordinary Share capital to a total authorized shares of 500,000,000 Ordinary Shares.
Issuance of Preferred C Shares
In October 2020, the Company entered into a share purchase agreement pursuant to which the Company issued to the purchasers an aggregate 4,870,328 Preferred C Shares at a price of $8.213 per share for total gross consideration of $40,000, net of issuance expenses of $215 (the “Preferred C Financing”).
Secondary transactions
During the years ended December 31, 2019 and 2020, the Company facilitated several secondary transactions, in which certain employees and shareholders, sold a portion of their Ordinary Shares and Preferred Shares to other shareholders. The Company recorded share-based compensation expenses for the amount realized by the employees in excess of the estimated fair value of their respective shares. In addition, the Company recorded a deemed dividend for the amount paid to other shareholders, in excess of the estimated fair value of their respective shares. The total amount resulted in $60 and $2,109 of incremental share-based compensation expense for the year ended December 31, 2019 and 2020, respectively, and $0 and $825 of deemed dividend for the years ended December 31, 2019 and 2020, respectively. In 2021, there were no secondary transactions that were facilitated by the Company.

Convertible preferred shares and shareholders’ deficit	Convertible preferred shares and shareholders’ (deficit) equity
Upon completion of the IPO, all 50,657,042 outstanding convertible preferred shares were automatically converted into an equivalent number of Ordinary Shares on a one-to-one basis and their carrying value of $135,810 was reclassified into shareholders’ equity. As of December 31, 2021, there were no convertible preferred shares issued and outstanding.
The Company’s authorized, issued and outstanding convertible Preferred Shares and Ordinary Shares capital as of December 31, 2020 and 2021 consisted of the following:

	December 31, 2020
	Number of Shares Authorized	Number of Shares Issued	Number of Shares Issued and Outstanding	Par Value	Carrying Value	Liquidation Preference
Ordinary Shares, NIS 0.01 par value	79,176,826	15,328,449	15,326,281	$42	$—	$—
Preferred A-1 Shares, NIS 0.01 par value	2,500,000	2,500,000	2,500,000	7	94	150
Preferred A-2 Shares, NIS 0.01 par value	5,051,000	5,051,000	5,051,000	13	364	545
Preferred A-3 Shares, NIS 0.01 par value	3,929,000	3,929,000	3,929,000	10	422	790
Preferred A-4 Shares, NIS 0.01 par value	6,599,000	6,599,000	6,599,000	17	1,815	2,722
Preferred A-5 Shares, NIS 0.01 par value	1,247,000	1,247,000	1,247,000	3	150	224
Preferred A-6 Shares, NIS 0.01 par value	465,000	465,000	465,000	1	93	140
Preferred A-7 Shares, NIS 0.01 par value	4,672,000	4,672,000	4,672,000	12	3,387	5,081
Preferred A-8 Shares, NIS 0.01 par value	5,267,000	5,267,000	5,267,000	14	7,990	11,985
Preferred A-9 Shares, NIS 0.01 par value	4,601,230	4,601,230	4,601,230	12	15,000	22,500
Preferred A-10 Shares, NIS 0.01 par value	3,151,596	3,151,596	3,151,596	8	20,000	30,000
Preferred B Shares, NIS 0.01 par value	8,303,888	8,303,888	8,303,888	24	46,710	62,346
Preferred C Shares, NIS 0.01 par value	6,090,506	4,870,328	4,870,328	15	39,785	66,000
Total Shares	131,054,046	65,985,491	65,983,323	$178	$135,810	$202,483

	December 31, 2021
	Number of Shares Authorized	Number of Shares Issued	Number of Shares Issued and Outstanding	Par Value	Carrying Value	Liquidation Preference
Ordinary Shares, NIS 0.01 par value	500,000,000	74,847,609	74,845,441	$205	$—	$—
Total Shares	500,000,000	74,847,609	74,845,441	$205	$—	$—

Voting rights
The Ordinary Shares carry voting rights equal to one vote per share.
Dividends
Any dividends that are declared and distributed are payable to the shareholders in proportion to the number of shares then held by them.
Under Israeli law, a company may declare dividends only out of retained earnings or earnings over the two most recent fiscal years, whichever is higher, provided that the company reasonably believes that the dividend will not render it unable to meet its current or foreseeable obligations when due.
Increase in authorized capital
In October 2020, the Company approved an increase in its authorized Ordinary Share capital of 7,866,574 shares.
In April 2021, the Company approved an increase in its authorized Ordinary Share capital to a total authorized shares of 500,000,000 Ordinary Shares.
Issuance of Preferred C Shares
In October 2020, the Company entered into a share purchase agreement pursuant to which the Company issued to the purchasers an aggregate 4,870,328 Preferred C Shares at a price of $8.213 per share for total gross consideration of $40,000, net of issuance expenses of $215 (the “Preferred C Financing”).
Secondary transactions
During the years ended December 31, 2019 and 2020, the Company facilitated several secondary transactions, in which certain employees and shareholders, sold a portion of their Ordinary Shares and Preferred Shares to other shareholders. The Company recorded share-based compensation expenses for the amount realized by the employees in excess of the estimated fair value of their respective shares. In addition, the Company recorded a deemed dividend for the amount paid to other shareholders, in excess of the estimated fair value of their respective shares. The total amount resulted in $60 and $2,109 of incremental share-based compensation expense for the year ended December 31, 2019 and 2020, respectively, and $0 and $825 of deemed dividend for the years ended December 31, 2019 and 2020, respectively. In 2021, there were no secondary transactions that were facilitated by the Company.